Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2018 CNY (¥) Item	Nov. 30, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Dec. 31, 2018 CNY (¥) Item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥) Item	Dec. 31, 2016 CNY (¥) Item	Dec. 31, 2018 USD ($) Item	Dec. 31, 2017 USD ($) Item
Investment [Line Items]
Time deposits, constructive notes and convertible loans	¥ 930,610			¥ 930,610		¥ 1,395,694		$ 135,352
Equity investments accounted for at fair value using the alternative measurement	1,564,062			1,564,062				227,484
Cost method investments						1,002,539
Accumulated impairment of equity investments without readily determinable fair value	432,504			432,504				62,905
Equity investments measured at fair value using the measurement alternative				556,537	$ 80,945
Investment in fair value method investment	¥ 208,192			¥ 208,192		¥ 65,130		$ 30,280
Number of equity interests acquired | Item	14,000			14,000		8		14,000	8
Gain on disposal of fair value method investments		¥ 300,211	$ 43,289			¥ 947,069	¥ 721
Gain on dividends received from long-term investment investees				¥ 0	0	58,741	123
Investment in equity investees	¥ 151,533			151,533		149,969		$ 22,040
Aggregate consideration for equity method investments	5,721			5,721		14,516	3,277	832
Consideration paid for equity method investments				5,721	832	54,516	6,542
(Loss) Gain from equity method investments, net				(384)	(56)	495	(11,363)
Impairment loss of equity method investments				31	5	0	11,453
Available for sale equity security, impairment loss				0	0	6,594	0
Fair value loss on the long-term available-for-sale debt security				(3,732)	543	0	0
Beijing OrionStar
Investment [Line Items]
Investment in fair value method investment	203,216			203,216				29,557
Youloft HK [Member]
Investment [Line Items]
Investment in fair value method investment	¥ 93,458			¥ 93,458				$ 13,553
Preferred Stock [Member] | Beijing OrionStar
Investment [Line Items]
Investment in fair value method investment						¥ 264,768
Fair value method investment ownership percentage						29.60%			29.60%
Common Stock [Member] | Beijing OrionStar
Investment [Line Items]
Fair value method investment ownership percentage	41.50%			41.50%				41.50%
Common Stock [Member] | Youloft HK [Member]
Investment [Line Items]
Fair value method investment ownership percentage	21.90%			21.90%				21.90%
Fair Value, Measurements, Recurring [Member]
Investment [Line Items]
Available-for-sale financial assets	¥ 133,448			¥ 133,448		¥ 182		$ 19,409	$ 28
Fair value loss on the long-term available-for-sale debt security	¥ 3,732
Bytedance Ltd.
Investment [Line Items]
Investment in fair value method investment						329,710
Third party mobile app developer
Investment [Line Items]
Investment in fair value method investment							¥ 130,432
Fair value method investment ownership percentage							2.80%
Third party mobile technique provider
Investment [Line Items]
Investment in fair value method investment							¥ 80,000
Fair value method investment ownership percentage							4.60%
12 internet companies
Investment [Line Items]
Investment in fair value method investment							¥ 94,133
Number of equity interests acquired | Item							12
Ziniu Fund L.P.
Investment [Line Items]
Consideration paid for equity method investments						40,000
Short-term Investments [Member]
Investment [Line Items]
Interest income, net				38,368	5,580	16,929	¥ 6,563
Realized gain (loss) on disposal of available-for-sale equity securities				0	0	0	30,625
Deemed disposal gain on equity method investments				0	$ 0	6,276	0
Short-term Investments [Member] | Other Income [Member]
Investment [Line Items]
Impairment of investment				¥ 0		¥ 0	¥ 0